Fair value measurement - Summary of movements in level 3 assets and liabilities (Detail) - At fair value [member] - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	$ 1,015	$ 1,845
Losses recognised in profit or loss	153	2,570
Payout of milestone		(3,400)
Balance Ending	1,168	1,015
Level 3 [member]
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	1,015	1,845
Losses recognised in profit or loss	153	2,570
Payout of milestone		(3,400)
Balance Ending	$ 1,168	$ 1,015